Summary of Significant Accounting Policies - Schedule of Total Revenue by Product Categories (Details) - USD ($)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Total Revenue by Product Categories [Line Items]
Total revenue		$ 373,223,819	$ 210,119,238	$ 195,681,315
Luxury products [Member]
Schedule of Total Revenue by Product Categories [Line Items]
Revenue		149,416,839	35,357,960	90,189,723
Beauty products [Member]
Schedule of Total Revenue by Product Categories [Line Items]
Revenue		128,797,535	81,374,101	50,114,893
Electronic Products [Member]
Schedule of Total Revenue by Product Categories [Line Items]
Revenue		42,887,751	47,969,875	34,901,681
Other products and services [Member]
Schedule of Total Revenue by Product Categories [Line Items]
Revenue	[1]	24,114,318	6,863,823	9,459,577
Collectible cards and trendy toys [Member]
Schedule of Total Revenue by Product Categories [Line Items]
Revenue		19,003,183	11,408,517
Sundry Products [Member]
Schedule of Total Revenue by Product Categories [Line Items]
Revenue		7,675,788	20,275,598	6,083,770
Health products [Member]
Schedule of Total Revenue by Product Categories [Line Items]
Revenue		$ 1,328,405	$ 6,869,364	$ 4,931,671

[1]	Other products and services include primarily food, such as soft drinks, packaged snacks, tea and coffee, fruit juice, and mineral water, and alcoholic beverages, cigarettes, and pet food. It also includes revenue from advertising services through KOLs as well as supporting services to the online celebrities.